FDIC loss share asset	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
FDIC loss share asset

Note 12 – FDIC loss share asset

As indicated in Note 4 to the consolidated financial statements, in connection with the Westernbank FDIC-assisted transaction, BPPR entered into loss share agreements with the FDIC with respect to the covered loans and other real estate owned. The following table sets forth the activity in the FDIC loss share asset for the periods presented.

(In thousands)	2011	2010
Balance at beginning of year	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	2,425,929
(Amortization) accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Balance at December 31	$1,915,128	$2,410,219

Also related to the loss share agreements and as disclosed in Note 4 to the consolidated financial statements, BPPR has agreed to make a true-up payment to the FDIC on a pre-determined date following the true-up measurement date of the final shared-loss month, or upon the final disposition of all covered assets under the loss share agreements in the event losses on the loss share agreements fail to reach expected levels. The estimated true-up payment, a form of contingent consideration, is recorded separately from the loss share asset and is classified as other liabilities in the consolidated statements of financial condition. At December 31, 2011, the carrying amount of the true-up payment obligation amounted to $98 million (2010 - $92 million).

The loss share agreements contain specific terms and conditions regarding the management of the covered assets that BPPR must follow to receive reimbursement on losses from the FDIC. Under the loss share agreements, BPPR must:

  manage and administer the covered assets and collect and effect charge-offs and recoveries with respect to such covered assets in a manner consistent with its usual and prudent business and banking practices and, with respect to single family shared-loss loans, the procedures (including collection procedures) customarily employed by BPPR in servicing and administering mortgage loans for its own account and the servicing procedures established by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), as in effect from time to time, and in accordance with accepted mortgage servicing practices of prudent lending institutions;
  exercise its best judgment in managing, administering and collecting amounts on covered assets and effecting charge-offs with respect to the covered assets;
  use commercially reasonable efforts to maximize recoveries with respect to losses on single family shared-loss assets and best efforts to maximize collections with respect to commercial shared-loss assets;
  retain sufficient staff to perform the duties under the loss share agreements;
  adopt and implement accounting, reporting, record-keeping and similar systems with respect to the commercial shared-loss assets;
  comply with the terms of the modification guidelines approved by the FDIC with or another federal agency for any single-family shared-loss loan;
  provide notice with respect to proposed transactions pursuant to which a third party or affiliate will manage, administer or collect any commercial shared-loss assets;
  file monthly and quarterly certificates with the FDIC specifying the amount of losses, charge-offs and recoveries; and
  maintain books and records sufficient to ensure and document compliance with the terms of the loss share agreements.

(In thousands)	2011	2010
Balance at beginning of year	$2,410,219	$-
FDIC loss share indemnification asset recorded at business combination	-	2,425,929
(Amortization) accretion of loss share indemnification asset, net	(10,855)	73,487
Credit impairment losses to be covered under loss sharing agreements	110,457	-
Decrease due to reciprocal accounting on the discount accretion for loans and unfunded
commitments accounted for under ASC Subtopic 310-20	(33,221)	(95,383)
Payments received from FDIC under loss sharing agreements	(561,111)	-
Other adjustments attributable to FDIC loss sharing agreements	(361)	6,186
Balance at December 31	$1,915,128	$2,410,219